Document and Entity Information	0 Months Ended
Jun. 09, 2014
Risk/Return:
Document Type	Other
Document Period End Date	Jun. 09, 2014
Entity Registrant Name	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	0001006415
Amendment Flag	false
Document Creation Date	Jun. 09, 2014
Document Effective Date	Jun. 09, 2014
Prospectus Date	Mar. 01, 2014
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND | Class A
Risk/Return:
Trading Symbol	HQBAX
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND | Class C
Risk/Return:
Trading Symbol	HQBCX
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND | Class I
Risk/Return:
Trading Symbol	HQBIX
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND | Class R3
Risk/Return:
Trading Symbol	HQBRX
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND | Class R4
Risk/Return:
Trading Symbol	HQBSX
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND | Class R5
Risk/Return:
Trading Symbol	HQBTX
THE HARTFORD QUALITY BOND FUND (Prospectus Summary) | THE HARTFORD QUALITY BOND FUND | Class Y
Risk/Return:
Trading Symbol	HQBYX